Other assets	6 Months Ended
Jun. 30, 2019
Other assets
Other assets

Note 8 – Other assets

Other assets comprise the following:

	At June 30,	At December 31,
	2019	2018
Energy well equipment, net	$9.9	$10.2
Right-of-use assets, net	2.7	—
Furniture and fixtures, net	0.4	0.5
	$13.0	$10.7